Accounts Receivable (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivable (Textual)
Increased the allowance for doubtful accounts	$ 73,639	$ 19,400	$ 37,605	$ 7,271